REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information

	Six months ended December 31, 202 1
	PRC	Non-PRC	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Integrated solutions contract revenue	$250,144	40,924	291,068
Product sales	18,964	553	19,517
Maintenance service contracts	56,062	35	56,097
Extended warranty service revenue	2,954	—	2,954

Total	$328,124	41,512	369,636

Summary of contract assets and contract liabilities
Contract assets and contract liabilities are summarized below:

	June 30, 2021	December 31, 2021
		(Unaudited)
Contract assets, current	$202,462	229,767
Contract assets, non-current	5,627	7,040
Contract liabilities	185,596	209,649